Fair Value - Change in Fair Value of Derivative Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FPA Put Option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	$ (37,523)
Ending balance	37,523
Fixed Maturity Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(7,228)
Ending balance	(7,228)
Shortfall Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(3,063)
Reclassification of warrant to equity	3,063
Ending balance	0
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(2,119)	$ (1,145)
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(3,770)	(974)
Conversion of warrants to preferred shares	(5,889)
Ending balance	0	(2,119)
AM SAFE liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(28,986)	(28,271)
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(744)	(715)
Conversion of SAFE liability to equity classification	29,730
Ending balance	0	(28,986)
AM SAFE warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(1,989)	(1,729)
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	189	(260)
Reclassification of warrant to equity	1,800
Ending balance	0	(1,989)
Brookfield SAFE
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(50,000)	0
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	24,850	0
Conversion of warrants to preferred shares		(50,000)
Ending balance	(25,150)	(50,000)
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0
Recognized as a result of the Business Combination	(2,148)
(Loss) gain recognized in other expense, net on the consolidated statement of operations and comprehensive loss	(1,766)
Ending balance	$ (3,914)	$ 0